BALANCE SHEET DETAILS - Schedule of Inventories (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Finished goods at customer sites		$ 0.1